Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Non-current		$ 1,027,751	$ 1,113,655
Current		98,907	372,790
Total Borrowings		1,126,658	1,486,445	$ 1,107,241
Bank and financial borrowings
Disclosure of detailed information about borrowings [line items]
Non-current	[1]	405,944	453,428
Current	[1]	40,063	311,902
Total Borrowings		446,000	765,300
Notes
Disclosure of detailed information about borrowings [line items]
Non-current	[2]	621,380	658,109
Current	[2]	57,556	24,306
Loans with related parties
Disclosure of detailed information about borrowings [line items]
Current			34,651
Others
Disclosure of detailed information about borrowings [line items]
Non-current		427	2,118
Current		$ 1,288	$ 1,931

[1]	As of December 31, 2018 significant bank and financial borrowings include the following:
[2]	Notes include the following: